Accrued Compensation and related expenses	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Accrued Compensation and related expenses

Note 8

Accrued Compensation and related expenses:

	December 31,
	2016	2015
Accrued payroll and related taxes	$262	$403
Accrued vacation	66	94
Accrued commissions and bonuses	3,701	2,420
Total accrued compensation and related expense	$4,029	$2,917